UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment [  ]; Amendment Number:
                                                ----------
         This Amendment (Check only one.):    [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bracebridge Capital, LLC
Address:  500 Boylston Street, Suite 1700
          Boston, MA  02116

Form 13F File Number:  28-12949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John N. Spinney, Jr.
Title:  Chief Financial Officer and Chief Operating Officer
Phone:  617-349-2000

Signature, Place, and Date of Signing:

/s/ John N. Spinney, Jr.     Boston, MA     May 15, 2008
John N. Spinney, Jr.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings are in this report, and all holdingsare reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $38,615
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                  FORM 13F INFORMATION TABLE

   NAME OF ISSUER             TITLE              CUSIP      VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                             OF CLASS                      (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

ALLIED DEFENSE GROUP INC       COM             019118108      59        10000    SH           SOLE              10000
ALLSTATE CORP                  COM             020002101     384         8000    SH           SOLE               8000
AMERICAN FINL GROUP INC OHIO   COM             025932104    1764        69000    SH           SOLE              69000
BANCO LATINOAMERICANO DE EXP   CL E            P16994132    8338       541400    SH           SOLE             541400
CABLEVISION SYS CORP           CL A NY CABLVS  12686C109     443        20650    SH           SOLE              20650
CITIGROUP INC                  COM             172967101     536        25000    SH           SOLE              25000
CLEAR CHANNEL COMMUNICATIONS   COM             184502102    2425        83000    SH           SOLE              83000
CONOCOPHILLIPS                 COM             20825C104    2858        37500    SH           SOLE              37500
DEUTSCHE BANK AG               NAMEN AKT       D18190898     283         2500    SH           SOLE               2500
EFJ INC                        COM             26843B101      84        70000    SH           SOLE              70000
FEDERAL HOME LN MTG CORP       COM             313400301     760        30000    SH           SOLE              30000
FEDERAL NATL MTG ASSN          COM             313586109     263        10000    SH           SOLE              10000
HOLLY CORP                     COM PAR $0.01   435758305     651        15000    SH           SOLE              15000
HUNTSMAN CORP                  COM             447011107    1109        47100    SH           SOLE              47100
INTERNATIONAL COAL GRP INC N   COM             45928H106    1619       255000    SH           SOLE             255000
ISHARES INC                    MSCI S KOREA    464286772     558        10000    SH           SOLE              10000
ISHARES TR                     MSCI EAFE IDX   464287465     424         5900    SH           SOLE               5900
JOHNSON & JOHNSON              COM             478160104     649        10000    SH           SOLE              10000
KOREA ELECTRIC PWR             SPONSORED ADR   500631106     827        55000    SH           SOLE              55000
KT CORP                        SPONSORED ADR   48268K101     998        42000    SH           SOLE              42000
LEHMAN BROS HLDGS INC          COM             524908100     941        25000    SH           SOLE              25000
LOWES COS INC                  COM             548661107     413        18000    SH           SOLE              18000
MEMORY PHARMACEUTICALS CORP    COM             58606R403     225       450481    SH           SOLE             450481
MONTPELIER RE HOLDINGS LTD     SHS             G62185106     241        15000    SH           SOLE              15000
NABORS INDUSTRIES LTD          SHS             G6359F103     338        10000    SH           SOLE              10000
NELNET INC                     CL A            64031N108     165        14000    SH           SOLE              14000
NEWALLIANCE BANCSHARES INC     COM             650203102     245        20000    SH           SOLE              20000
OCWEN FINL CORP                COM NEW         675746309     930       150000    SH           SOLE             150000
ORIGEN FINL INC                COM             68619E208    1272      1077959    SH           SOLE            1077959
PLATINUM UNDERWRITER HLDGS L   COM             G7127P100     260         8000    SH           SOLE               8000
PROVIDENT FINL SVCS INC        COM             74386T105     566        40000    SH           SOLE              40000
PRUDENTIAL BANCORP INC PA      COM             744319104     316        25800    SH           SOLE              25800
SLM CORP                       COM             78442P106     307        20000    SH           SOLE              20000
SUNOCO INC                     COM             86764P109     525        10000    SH           SOLE              10000
TESORO CORP                    COM             881609101     450        15000    SH           SOLE              15000
TIMBERLAND CO                  CL A            887100105     275        20000    SH           SOLE              20000
TIME WARNER INC                COM             887317105     193        13800    SH           SOLE              13800
TRUBION PHARMACEUTICALS INC    COM             89778N102     593        62857    SH           SOLE              62857
USEC INC                       COM             90333E108     278        75000    SH           SOLE              75000
VALERO ENERGY CORP NEW         COM             91913Y100     859        17500    SH           SOLE              17500
WAL MART STORES INC            COM             931142103     790        15000    SH           SOLE              15000
WESTERN ASSET EMRG MKT DEBT    COM             95766A101    1416        81436    SH           SOLE              81436
WESTERN ASSET INFL MGMT FD I   COM             95766U107    1985       117084    SH           SOLE             117084
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